THIS FILING LISTS SECURITIES HOLDINGS REPORTED ON THE FORM 13F FILED ON MAY 14, 2001 PURSUANT TO A REQUEST FOR CONFIDENTIAL TREATMENT AND FOR WHICH CONFIDENTIAL TREATMENT IS NO LONGER WARRANTED.

                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2001

Check here if Amendment [X]; Amendment Number: 1
       This Amendment (Check only one.):  [ ] is a restatement.
                                          [X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Berkshire Hathaway Inc.
           -----------------------------
Address:   1440 Kiewit Plaza
           -----------------------------
           Omaha, NE 68131
           -----------------------------

           -----------------------------

Form 13F File Number: 28- 4545

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:         Marc D. Hamburg
           -----------------------------
Title:        Vice President
           -----------------------------
Phone:        402-346-1400
           -----------------------------

Signature, Place, and Date of Signing:

(s) Marc D. Hamburg          Omaha, NE                    August 13, 2001
------------------------     ------------------------     ----------------------
[Signature]                  [City, State]                [Date]

Report Type (Check only one.):

[ ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[X] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number        Name

     28- 5194                    General Re - New England Asset Management, Inc.

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                                  18
                                                            ----------
Form 13F Information Table Entry Total:                             10
                                                            ----------
Form 13F Information Table Value Total:                    $ 1,051,532
                                                            ----------
                                                            (thousands)




List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

  NO.       FORM 13F FILE NUMBER      NAME
  ---       --------------------      ----
   1.       28-5678                   Berkshire Hathaway Life Insurance Co. of Nebraska
   2.       28-5676                   BHG Life Insurance Co.
   3.       28-719                    Blue Chip Stamps
   4.       28-554                    Buffett, Warren E.
   5.       28-1517                   Columbia Insurance Co.
   6.       28-2226                   Cornhusker Casualty Co.
   7.       28-6102                   Cypress Insurance Co.
   8.       28-852                    GEICO Corp.
   9.       28-101                    Government Employees Ins. Corp.
  10.       28-1066                   National Fire & Marine
  11.       28-718                    National Indemnity Co.
  12.       28-5006                   National Liability & Fire Ins. Co.
  13.       28-6104                   Nebraska Furniture Mart
  14.       28-717                    OBH Inc.
  15.       28-2740                   Plaza Investment Managers
  16.       28-1357                   Wesco Financial Corp.
  17.       28-3091                   Wesco Financial Ins. Co.
  18.       28-3105                   Wesco Holdings Midwest, Inc.

                             BERKSHIRE HATHAWAY INC.
                           Form 13F Information Table
                                 March 31, 2001


                                                                           Column 6
                                                                     Investment Discretion                            Column 8
                                              Column 4     Column 5  ---------------------                       Voting Authority
                       Column 2  Column 3     Market       Shares or         (b)      (c)       Column 7         -------------------
Column 1               Title of  CUSIP         Value       Principal  (a)  Shared-  Shared-      Other            (a)    (b)    (c)
Name of Issuer          Class    Number    (In Thousands)   Amount   Sole  Defined   Other      Managers         Sole   Shared  None
---------------------- ------- -----------  ------------  ---------- ----  -------   -----   --------------   --------- ------  ----
First Data Corporation   Com   319963 10 4    417,970      7,000,000           X             4,8,9,11,14,15   7,000,000
                                               50,753        850,000           X             4,8,11,14,15       850,000
Nike Inc.                Com   654106 10 3    178,651      4,405,700           X             4,8,9,11,14,15   4,405,700
                                               21,289        525,000           X             4,8,11,14,15       525,000
Office Depot Inc.        Com   676220 10 6     43,750      5,000,000           X             4,8,9,11,14,15   5,000,000
Ross Stores Inc.         Com   778296 10 3     16,125        860,000           X             4,8,9,11,14,15     860,000
US Bancorp               Com   902973 30 4    148,402      6,396,635           X             4,8,11,14,15     6,396,635
                                               37,906      1,633,891           X             4,8,9,11,14,15   1,633,891
                                               94,103      4,056,153           X             4,11,14          4,056,153
                                               42,583      1,835,459           X             4,5,14           1,835,459
                                           ----------
                                           $1,051,532
                                           ==========